Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 14
Interest cost	11
Expected return on plan assets	(11)
Amortization of net losses and other deferred amounts	8
Net periodic benefit cost	22
International Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	19	$ 6	$ 6
Interest cost	5	5	5
Expected return on plan assets	(4)
Amortization of net losses and other deferred amounts	10	3	4
Settlement losses		1	1
Net periodic benefit cost	30	$ 15	$ 16
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	1
Net periodic benefit cost	$ 1